TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
TAXES ON INCOME
Schedule of income before taxes on income

	Year Ended December 31,
	2022	2021	2020
Domestic	$25,434	$31,084	$30,008
Foreign	8,749	8,563	6,639

	$34,183	$39,647	$36,647

Schedule of taxes on income

	Year Ended December 31,
	2022	2021	2020
Current taxes:
Domestic	$3,707	$819	$300
Foreign	35	1,615	701

	3,742	2,434	1,001
Deferred tax expense:
Domestic	269	2,464	7,220
Foreign	1,706	998	1,178

	1,975	3,462	8,398

	$5,717	$5,896	$9,399

Summary of significant components of the deferred tax liabilities and assets

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforward	$23,807	$27,859
Operating lease liabilities	1,509	2,247
Marketable Securities	1,837	207
Forward and cylinder	566	—
Reserves and allowances	7,238	6,557

Net deferred tax assets before valuation allowance	34,957	36,870
Less - valuation allowance	(24,395)	(26,022)

Deferred tax asset	$10,562	$10,848

Deferred tax liability:
Operating lease ROU assets	$(1,489)	$(1,943)
Other	(356)	(612)
	$(1,845)	$(2,555)

Schedule of reconciliation of the theoretical tax expense

	Year Ended December 31,
	2022	2021	2020
Income before taxes, as reported in the consolidated statements of operations	$34,183	$39,647	$36,647

Israeli statutory corporate tax rate	23.0%	23.0%	23.0%

Theoretical tax expense on the above amount at the Israeli statutory corporate tax rate	$7,861	$9,118	$8,429
Impact of Preferred Technological Enterprise status	(3,031)	(3,555)	(3,424)
Changes in tax reserve for uncertain tax positions	90	175	—
Adjustments for previous years’ taxes	448	88	—
Impact of income tax at rates other than the Israeli statutory corporate tax rate	(375)	603	411
Share-based compensation expenses	329	(65)	298
Losses and timing differences for which valuation allowance was provided	453	140	(3,754)
Impact of tax rate change	152	—	6,931
Other	(210)	(608)	508

Actual tax expense	$5,717	$5,896	$9,399